LEGG MASON EQUITY FUNDS

                          Legg Mason Value Trust, Inc.
                    Legg Mason Special Investment Trust, Inc.
                   Legg Mason American Leading Companies Trust
                            Legg Mason Balanced Trust
                Legg Mason U.S. Small-Capitalization Value Trust
                       Legg Mason Financial Services Fund

                   Supplement to the Primary Class Prospectus
                              dated August 1, 2004



The following information is applicable to Legg Mason Value Trust, Legg Mason Special Investment Trust, and Legg Mason American Leading Companies Trust (the "Funds").

       On April 1, 2005, Legg Mason Capital Management, Inc. ("LMCM") replaced Legg Mason Funds Management, Inc. ("LMFM") as Investment Manager of the Funds. LMCM and LMFM are both wholly owned subsidiaries of Legg Mason, Inc. and the advisory personnel who managed the Funds as employees of LMFM will continue to do so as employees of LMCM. The compensation arrangements between the Funds and LMCM are identical to the previous arrangements between the Funds and LMFM. The Boards of Directors of the Funds approved the replacement of LMFM by LMCM at a meeting held on February 15, 2005.

       All references in the prospectus to LMFM should be replaced with LMCM.



                     This supplement is dated April 8, 2005.

You  should retain this supplement with your prospectus for future reference.

                             LEGG MASON EQUITY FUNDS

                          Legg Mason Value Trust, Inc.
                    Legg Mason Special Investment Trust, Inc.
                   Legg Mason American Leading Companies Trust
                            Legg Mason Balanced Trust
                Legg Mason U.S. Small-Capitalization Value Trust
                       Legg Mason Financial Services Fund

                      Supplement to the Institutional Class
                   and Financial Intermediary Class Prospectus
                              dated August 1, 2004



The following information is applicable to Legg Mason Value Trust, Legg Mason Special Investment Trust, and Legg Mason American Leading Companies Trust (the "Funds").

       On April 1, 2005, Legg Mason Capital Management, Inc. ("LMCM") replaced Legg Mason Funds Management, Inc. ("LMFM") as Investment Manager of the Funds. LMCM and LMFM are both wholly owned subsidiaries of Legg Mason, Inc. and the advisory personnel who managed the Funds as employees of LMFM will continue to do so as employees of LMCM. The compensation arrangements between the Funds and LMCM are identical to the previous arrangements between the Funds and LMFM. The Boards of Directors of the Funds approved the replacement of LMFM by LMCM at a meeting held on February 15, 2005.

       All references in the prospectus to LMFM should be replaced with LMCM.



                     This supplement is dated April 8, 2005.

You  should retain this supplement with your prospectus for future reference.

                             LEGG MASON EQUITY FUNDS

                          Legg Mason Value Trust, Inc.
                    Legg Mason Special Investment Trust, Inc.
                        Legg Mason Investors Trust, Inc.
                   Legg Mason American Leading Companies Trust
                            Legg Mason Balanced Trust
                Legg Mason U.S. Small-Capitalization Value Trust
                       Legg Mason Financial Services Fund

   Supplement to the Statement of Additional Information dated August 1, 2004
              Primary Class Shares, Institutional Class Shares and
                       Financial Intermediary Class Shares



The following information is applicable to Legg Mason Value Trust, Legg Mason Special Investment Trust, and Legg Mason American Leading Companies Trust (the "Funds").

       On April 1, 2005, Legg Mason Capital Management, Inc. ("LMCM") replaced Legg Mason Funds Management, Inc. ("LMFM") as Investment Manager of the Funds. LMCM and LMFM are both wholly owned subsidiaries of Legg Mason, Inc. and the advisory personnel who managed the Funds as employees of LMFM will continue to do so as employees of LMCM. The compensation arrangements between the Funds and LMCM are identical to the previous arrangements between the Funds and LMFM. The Boards of Directors of the Funds approved the replacement of LMFM by LMCM at a meeting held on February 15, 2005.


       All references in the Statement of Additional Information to LMFM should be replaced with LMCM.




                     This supplement is dated April 8, 2005.

You should retain this supplement with your Statement of Additional Information for future reference.